UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

FactorShares Trust
_______________________________________
(Exact name of registrant as specified in charter)

35 Beechwood Road, Suite 2B
Summit, NJ 07901
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(877) 756-7873
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
June 30, 2014 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 100.0%
Metals & Mining - 100.0%
Canada - 81.6%
Alexco Resource Corporation (a)	258,228	$325,367
Aurcana Corporation (a)	220,602	138,516
Bear Creek Mining Corporation (a)	153,358	431,164
Endeavour Silver Corporation (a)	76,184	415,965
Excellon Resources, Inc. (a)	58,854	70,048
Fortuna Silver Mines, Inc. (a)	205,990	1,138,973
Great Panther Silver Ltd. (a)	207,088	260,931
Impact Silver Corporation (a)	64,054	38,419
Kootenay Silver, Inc. (a)	134,964	39,210
MAG Silver Corporation (a)	108,406	1,025,085
Mandalay Resources Corporation	422,500	427,628
Minco Silver Corporation (a)	28,514	26,722
Mirasol Resources Ltd. (a)	32,414	36,453
Revett Mining Company, Inc. (a)	7,682	7,847
Santacruz Silver Mining Ltd. (a)	230,370	202,941
Scorpio Mining Corporation (a)	347,530	107,478
Sierra Metals, Inc.	43,728	66,798
Silver Standard Resources, Inc. (a)	119,954	1,037,604
Silvercorp Metals, Inc.	204,690	431,613
SilverCrest Mines, Inc. (a)	197,718	426,176
Trevali Mining Corporation (a)	409,500	418,307
US Silver & Gold, Inc. (a)	135,672	68,659
Total Canada		7,141,904
United Kingdom - 11.3%
Hochschild Mining PLC (a)	363,054	992,570
Total United Kingdom		992,570
United States - 7.1%
Golden Minerals Company (a)	431,794	496,563
Silver Bull Resources, Inc. (a)	395,352	120,582
Total United States		617,145
Total Metals & Mining		8,751,619

TOTAL COMMON STOCKS (Cost $8,388,987)		8,751,619
Total Investments (Cost $8,388,987) - 100.0%		8,751,619
Other Assets in Excess of Liabilities - 0.0%		2,495
TOTAL NET ASSETS - 100.0%		$8,754,114

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:
Cost of investments	$8,500,594
Gross unrealized appreciation	906,611
Gross unrealized depreciation	(655,586)
Net unrealized depreciation	$251,025

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2014 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$7,134,057	$7,847	$-	$7,141,904
United Kingdom	992,570	-	-	992,570
United States	617,145	-	-	617,145
Total Investments in Securities	$8,743,772	$7,847	$-	$8,751,619

^ See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FactorShares Trust

By (Signature and Title) /s/ Samuel Masucci, III
 Samuel Masucci, III, President

Date  08/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Samuel Masucci, III
  Samuel Masucci, III, President & Principal Financial Officer

Date  08/22/2014

* Print the name and title of each signing officer under his or her signature.